Other current and non-current assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Assets [Abstract]
Other current assets	$ 210	$ 199
Other non-current assets	88	56
Total other assets	$ 298	$ 255